Retained Earnings and Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
Retained Earnings and Accumulated Other Comprehensive Income
Schedule of retained earnings

			Unappropriated		Net Income		Retained
	Legal Reserve		Earnings		for the Year		Earnings
Balance at January 1, 2020	Ps.	2,139,007	Ps.	75,887,132	Ps.	4,626,139	Ps.	82,652,278
Appropriation of net income relating to 2019		—		4,626,139		(4,626,139)		—
Recognized share of income of OCEN (see Note 10)		—		147,975		—		147,975
Sale of repurchased shares		—		(997,174)		—		(997,174)
Cancellation of sale of shares		—		2,764,854		—		2,764,854
Share-based compensation		—		962,806		—		962,806
Net loss for the year 2020		—		—		(1,250,342)		(1,250,342)
Balance at December 31, 2020		2,139,007		83,391,732		(1,250,342)		84,280,397
Appropriation of net income relating to 2020		—		(1,250,342)		1,250,342		—
Dividends		—		(1,053,392)		—		(1,053,392)
Shares cancellation		—		(1,510,290)		—		(1,510,290)
Sale of repurchased shares		—		(1,126,573)		—		(1,126,573)
Cancellation of sale of shares		—		505,357		—		505,357
Share-based compensation		—		1,066,863		—		1,066,863
Net income for the year 2021		—		—		6,055,826		6,055,826
Balance at December 31, 2021	Ps.	2,139,007	Ps.	80,023,355	Ps.	6,055,826	Ps.	88,218,188

Schedule of accumulated other comprehensive income

									Exchange		Remeasurement		Derivative		Share of
							Warrants		Differences on		of Post-		Financial		Income (Loss)
			Other				Exercisable for		Translating		Employment		Instruments		of Associates
	Open-Ended		Equity		Other Financial		Common Stock		Foreign		Benefit		Cash Flow		and Joint
Changes	Fund		Instruments		Assets		of UHI		Operations		Obligations		Hedges		Ventures		Income Tax		Total
Accumulated at January 1, 2020	Ps.	2,429,283	Ps.	991,902	Ps.	—	Ps.	(1,703,056)	Ps.	734,676	Ps.	(1,010,132)	Ps.	(545,363)	Ps.	(75,415)	Ps.	498,556	Ps.	1,320,451
Changes in other comprehensive income		(904,423)		(353,496)		—		(21,899,164)		115,565		(340,319)		(1,370,145)		(61,033)		7,935,716		(16,877,299)
Accumulated at December 31, 2020		1,524,860		638,406		—		(23,602,220)		850,241		(1,350,451)		(1,915,508)		(136,448)		8,434,272		(15,556,848)
Changes in other comprehensive income		(19,718)		(123,359)		—		—		84,232		291,697		1,927,601		245,714		(471,311)		1,934,856
Accumulated at December 31, 2021	Ps.	1,505,142	Ps.	515,047	Ps.	—	Ps.	(23,602,220)	Ps.	934,473	Ps.	(1,058,754)	Ps.	12,093	Ps.	109,266	Ps.	7,962,961	Ps.	(13,621,992)